Average Annual Total Returns		12 Months Ended		59 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Polen Dividend Income ETF
Prospectus [Line Items]
Performance Inception Date				Jan. 27, 2021
Polen Dividend Income ETF | S&P 500 Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.88%		14.67%
Polen Dividend Income ETF | Polen Dividend Income ETF Shares
Prospectus [Line Items]
Average Annual Return, Percent		16.63%		11.46%
Polen Dividend Income ETF | Polen Dividend Income ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[2]	15.88%		10.56%
Polen Dividend Income ETF | Polen Dividend Income ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		10.33%		8.92%
Polen International Dividend Income ETF
Prospectus [Line Items]
Performance Inception Date			Dec. 26, 2024
Polen International Dividend Income ETF | MSCI ACWI ex USA High Dividend Yield Total Return Index
Prospectus [Line Items]
Average Annual Return, Percent		30.94%	31.53%
Polen International Dividend Income ETF | S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes
Prospectus [Line Items]
Average Annual Return, Percent	[3]	17.88%	14.86%
Polen International Dividend Income ETF | Polen International Dividend Income ETF Shares
Prospectus [Line Items]
Average Annual Return, Percent		32.55%	30.12%
Polen International Dividend Income ETF | Polen International Dividend Income ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[4]	30.85%	28.48%
Polen International Dividend Income ETF | Polen International Dividend Income ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		19.17%	22.18%

[1]	Broad-based securities market index.
[2]	After-tax returns are calculated by using the highest historical individual U.S. federal marginal income tax rates (i.e., maximum rates) and do not include state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares in tax-qualified accounts (i.e., retirement plans or Individual Retirement Accounts). In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
[3]	Broad-based securities market index.
[4]	After-tax returns are calculated by using the highest historical individual U.S. federal marginal income tax rates (i.e., maximum rates) and do not include state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares in tax-qualified accounts (i.e., retirement plans or Individual Retirement Accounts). In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.